Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt
Schedule of debt

	Outstanding
	principal	Carrying value
	September 30,	September 30,	December 31,
	2025	2025	2024

	amounts in millions
Senior Notes	$600	615	619
Senior Credit Facility	368	368	447
Wells Fargo Note Payable	4	4	4
Deferred financing costs	—	(2)	(1)
Total debt	$972	985	1,069
Debt classified as current		(4)	(3)
Total long-term debt		$981	1,066

	Outstanding
	principal	Carrying value
	December 31,	December 31,	December 31,
	2024	2024	2023

	amounts in millions
Senior notes	$600	619	623
Senior credit facility	447	447	394
Wells Fargo note payable	4	4	5
Deferred financing costs		(1)	(1)
Total debt	$1,051	1,069	1,021
Debt classified as current		(3)	(3)
Total long-term debt		$1,066	1,018